INVESTMENT IN ASSOCIATED COMPANY	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
INVESTMENT IN ASSOCIATED COMPANY
INVESTMENT IN ASSOCIATED COMPANY

NOTE 7 – INVESTMENT IN ASSOCIATED COMPANY

In July 2019, the Company through Payoneer Research and Development Ltd. entered into an agreement for the establishment of a Joint Venture company in the People’s Republic of China (“PRC”). The objective of the Joint Venture is to apply for a local payment service provider license in accordance with PRC laws. The Company’s share in the Joint Venture is 46%. Initial funds in the amount of $6,501 were contributed. The investment in the Joint Venture is presented as investment in associated companies in the Company’s consolidated balance sheet as the Company does not have control over the Joint Venture. The Company’s share in losses of the associated company for the three months ended March 31, 2021 and 2020 were $6 and $22, respectively.

NOTE 7 – INVESTMENT IN ASSOCIATED COMPANY

In July 2019, the Company through Payoneer Research and Development Ltd. entered into an agreement for the establishment of a joint venture company in the Peoples Republic of China (“PRC”). The objective of the joint venture is to apply for a local payment service provider license in accordance with PRC laws. The Company’s share in the Joint Venture is 46%. Initial funds in the amount of $6,501 were contributed. The investment in the joint venture is presented as investment in associated company in the Company’s consolidated balance sheet as the Company does not have control over the joint venture.